Employees (Tables)	12 Months Ended
Mar. 31, 2020
Employees
Schedule of number of employees by activity and segment

	2020	2019	2018
	Employees	Employees	Employees
By activity:
Operations	14,616	15,872	17,094
Selling and distribution	28,133	30,596	35,025
Customer care and administration	52,470	52,528	54,016
	95,219	98,996	106,135
By segment:
Germany	15,199	13,414	13,718
Italy	5,980	6,536	6,606
Spain	4,316	5,140	5,015
UK	10,295	11,525	12,379
Other Europe	14,646	12,413	11,760
Europe	50,436	49,028	49,478
India (Discontinued operations)	—	4,554	11,086
Vodacom	7,773	7,695	7,524
Other Markets	10,515	12,837	13,606
Rest of the World	18,288	25,086	32,216
Common Functions	26,495	24,882	24,441
Total	95,219	98,996	106,135

Schedule of cost incurred in respect of employees (including Directors)

	2020	2019	2018
	€m	€m	€m
Wages and salaries	4,571	4,333	4,179
Social security costs	531	579	547
Other pension costs (note 25)	226	223	222
Share-based payments (note 26)	134	132	128
	5,462	5,267	5,076
India (Discontinued operations)	—	84	219
Total	5,462	5,351	5,295